CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprehensive income:
Net income	$ 384,399	$ 236,323	$ 108,315	$ 152,167	$ 107,401	$ 112,977	$ 581,753	$ 133,066	$ 881,204	$ 935,197	$ 295,983
Other comprehensive (loss) income - derivative instruments:
Unrealized holding gains (losses) arising during the year									(11,772)	(143,598)	(65,894)
Losses reclassified into earnings from other comprehensive income									14,678	4,343	3,338
Other comprehensive income (loss) - other instruments:
Unrealized holding gains arising during the year									664	355	57
Other Comprehensive Income (Loss), Net of Tax									3,570	(138,900)	(62,499)
Comprehensive income									884,774	796,297	233,484
Comprehensive (income) attributable to Noncontrolling Interests									(39,485)	(41,612)	(12,373)
Comprehensive income attributable to controlling interests									$ 845,289	$ 754,685	$ 221,111